Operating lease (Details) - Schedule of Lease Cost - Lease Cost [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating lease (Details) - Schedule of Lease Cost [Line Items]
Office space, recorded in office and administration	$ 104,928	$ 51,745
Lab space, recorded in research and development	31,010	19,004
Lab space, capitalized to production of inventory	6,803	3,053
Operating lease	$ 142,741	$ 73,802